Employee benefit expenses (Details 4) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits Expenses [Abstract]
Actuarial gain	$ 191,549	$ 139,974	$ 87,416
Cumulative gains and losses recognized in other comprehensive income	$ 191,549	$ 139,974	$ 87,416